10. Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Details
2018	$ 716
2019	697
2020	678
2021	663
2022	369
Thereafter	1,739
Total minimum obligation	$ 4,862